FAIR VALUE MEASUREMENT - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Fair Value Disclosures [Abstract]
Available for sale debt securities, maturity within one year	¥ 6,727,493
Available for sale debt securities maturity two to three years	¥ 525,373